Note 9 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement at Reporting Date Using
	Total, December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Derivatives, current and long-term portion	$2,393,568	-	$2,393,568	-
	Fair Value Measurement at Reporting Date Using
	Total, June 30, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities
Derivatives, current and long-term portion	$1,510,631	-	$1,510,631	-

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2012	June 30, 2013
Interest rate contracts	Current liabilities - Derivatives	1,718,438	1,273,209
Interest rate contracts	Long-term liabilities - Derivatives	675,130	237,422
Total derivative liabilities		2,393,568	1,510,631

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Six Months Ended June 30, 2012	Six Months Ended June 30, 2013
Interest rate – Fair value	Change in fair value of derivatives	428,261	882,937
Interest rate contracts - Realized loss	Change in fair value of derivatives	(850,794)	(884,964)
Total loss on derivatives		(422,533)	(2,027)